DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS
DEPOSITS

8.       DEPOSITS

A summary of deposit balances is as follows:

	At December 31,
	2011	2010
	(In thousands)

Demand	$15,971	$15,892
On us accounts	1,318	758
NOW	17,122	15,148
Money market deposits	59,846	57,438
Regular and other savings	11,390	12,205
Total non-certificate accounts	105,647	101,441

Term certificates less than $100,000	23,524	26,591
Term certificates of $100,000 or more	21,914	23,431
Total certificate accounts	45,438	50,022

Total deposits	$151,085	$151,463

A summary of certificate accounts by maturity is as follows:

	At December 31,
	2011		2010
		Weighted		Weighted
		Average		Average
	Amount	Rate	Amount	Rate
	(Dollars in thousands)

Within one year	$27,571	1.27%	$38,767	2.17%
One to two years	9,742	1.36	6,821	2.12
Two to three years	4,308	1.97	1,533	2.56
Three to four years	787	1.99	2,376	2.44
Four to five years	3,030	2.20	525	1.98

	$45,438	1.43%	$50,022	2.18%

There were $996,000 and $699,000 of brokered certificate accounts at December 31, 2011 and 2010, respectively.